Details of Significant Accounts - Other gains and losses, schedule of other gains and losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Details of Significant Accounts [Abstract]
Foreign exchange gains (losses)	$ (114)	$ 544
Gains on financial assets at fair value through profit or loss	26	9
Gains on financial liabilities at fair value through profit or loss	392	1,036
Others	0	3
Other gains and losses	$ 304	$ 1,592